Commitments - Schedule of Contractual Obligations and Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Contractual Obligations And Commitments [abstract]
Intangible assets	£ 12,082	£ 12,307
Property, plant and equipment	616	528
Investments	146	153
Purchase commitments	484	746
Pensions	44	88
Interest on loans	7,603	8,309
Future finance charges on leases	153	180
Total contractual obligations and commitments	£ 21,128	£ 22,311